Equity reserves and long-term incentive plan awards (Narrative) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2020 shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Share yr	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) Share yr
Disclosure of reserves within equity [line items]
Description for number of shares issuable under two plans			Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity-settled, may not exceed 5% of the issued and outstanding common shares of the Company.
Description of vesting requirements for Stock options arrangement			Options granted vest in 1/3 increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of 5 years following the grant date.
Share-based payments			$ 2,200		$ 653
Number of share options exercised in share-based payment arrangement | Share			689,931		1,912,775
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 1.02		$ 1.33
Proceeds from exercise of options			$ 569		$ 1,893
Option life, share options granted (years) | yr			3.77		3.86
Forfeiture rate, share options granted			15.87%		10.68%
Expected dividend, share options granted
Accounts payable and accrued liabilities		$ 2,536	$ 2,536	$ 3,524	$ 3,524
Restricted Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted			20.10%		4.22%
Share-based payments			$ 100		$ 1,500
Financial liabilities		600	$ 600	1,700	1,700
Performance Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for Stock options arrangement			PSUs vest in 1/3 increments every twelve months following the grant date for a total vesting period of three years and also contain a performance criterion applied to the number of units that vest on a yearly basis.
Share-based payments			$ 87		0
Financial liabilities		87	87
Accounts payable and accrued liabilities		54	$ 54	0	0
Performance Share Units [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Parentage of performance multiplier			0.00%
Performance Share Units [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Parentage of performance multiplier			150.00%
Deferred Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for Stock options arrangement			DSUs have no vesting terms or conditions and as such the Company recognized 100% of the fair value of the DSUs on the grant date in the Statement of Operations and Comprehensive Income.
Share-based payments			$ 600		0
Accounts payable and accrued liabilities		600	600	0	0
Phantom Share Units [Member]
Disclosure of reserves within equity [line items]
Share-based payments			200		100
Financial liabilities		$ 300	$ 300	$ 100	$ 100
Phantom shares granted | shares	1,000,000